Income Taxes - Current and Deferred Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2021
Current:
Federal	$ (387)	$ 0	$ 0
State	3	0	0
Foreign	0	0	0
Total current income tax expense (benefit)	(384)	0	0
Deferred:
Federal	0	(3,064)	(9,376)
State	0	(595)	(1,893)
Foreign	0	0	0
Deferred provision (benefit) for income taxes	0	(3,659)	(11,269)
Total income tax expense (benefit)	$ (384)	$ (3,659)	$ (11,269)